Income Taxes - Significant Components of Deferred Tax Assets and Liabilities (Details) (10-K) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Deferred tax assets, Net operating loss carryforwards	$ 61,279	$ 56,679
Deferred tax assets:, Depreciation	474	37
Deferred tax assets:, Federal R&D credits	2,222	2,222
Deferred tax assets:, Other	7,107	6,308
Total deferred tax assets	71,082	65,246
Deferred tax liabilities, Amortization of intangibles	(697)	(807)
Total deferred tax liabilities	(697)	(807)
Net deferred tax asset	70,385	64,439
Less valuation allowance	(70,519)	(64,573)
Net deferred tax liabilities	$ (134)	$ (134)